Financial Instruments and Risk Management - Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 47,440
Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	21,667
Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	21,567
Lease obligations [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	2,243
Drilling commitment [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,000
Other long-term liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	544
Derivative commodity contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	398
Equipment and facility leases (short-term) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	21
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	38,846
Not later than one year [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	21,667
Not later than one year [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	15,000
Not later than one year [member] | Lease obligations [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,760
Not later than one year [member] | Derivative commodity contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	398
Not later than one year [member] | Equipment and facility leases (short-term) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	21
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	8,594
1-3 years [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	6,567
1-3 years [member] | Lease obligations [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	483
1-3 years [member] | Drilling commitment [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,000
1-3 years [member] | Other long-term liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 544